Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 216,683	$ 202,322
Customer accounts and other restricted cash	1,081,896	1,295,947
Accounts receivable, net of allowance for credit losses of $7,994 and $5,240, respectively	158,197	162,081
Settlement receivables, net of allowance for credit losses of $4,082 and $5,197, respectively	138,565	171,224
Prepaid expenses and other current assets	81,298	74,919
Total current assets	1,676,639	1,906,493
Deferred tax assets	91,304	77,273
Property, plant and equipment, net	24,297	17,213
Operating lease right-of-use assets	40,620	22,120
Derivative asset	5,502	10,427
Intangible assets, net	981,315	1,163,935
Goodwill	1,976,851	2,023,402
Other assets – non-current	12,806	6,838
Total assets	4,809,334	5,227,701
Current liabilities
Accounts payable and other liabilities	176,940	202,699
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,235,104	1,477,017
Operating lease liabilities – current	7,653	8,233
Income taxes payable	5,495	0
Contingent and deferred consideration payable – current	8,070	11,828
Liability for share-based compensation – current	2,126	2,701
Total current liabilities	1,445,578	1,712,668
Non-current debt	2,353,358	2,491,643
Operating lease liabilities – non-current	35,573	16,963
Deferred tax liabilities	91,570	111,705
Warrant liabilities	1,401	1,423
Liability for share-based compensation – non-current	2,268	3,108
Contingent and deferred consideration payable – non-current	325	6,878
Total liabilities	3,930,073	4,344,388
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 62,511,104 shares issued and 59,888,304 outstanding as of December 31, 2024 and 61,719,443 shares issued and outstanding as of December 31, 2023	750	741
Additional paid in capital	3,199,119	3,166,012
Accumulated deficit	(2,237,534)	(2,259,694)
Treasury shares - at cost; 2,622,800 shares as of December 31, 2024 and 0 shares as of December 31, 2023	(42,586)	0
Accumulated other comprehensive loss	(40,488)	(23,746)
Total shareholder's equity	879,261	883,313
Total liabilities and shareholder’s equity	$ 4,809,334	$ 5,227,701